SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of the Company's stock options granted to employees for the years ended December 31, 2019, 2018 and 2017 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2019	2018	2017

Risk free interest	1.35%-2.51%	2.48%-2.82%	1.66%-2.00%
Dividend yields	0%	0%	0%
Volatility	33.35%-34.32%	33%	33%
Expected term (in years)	4.22-4.26	4.3-4.39	4.52

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of employee option balances under the 2008 Plan as of December 31, 2019 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	2,883,410	$5.6	3.7	$9,087

Granted	1,112,500	$9.3
Exercised	(676,930)	$5.1
Forfeited	(150,000)	$7.3

Outstanding at December 31, 2019	3,168,980	$6.9	3.8	$4,795

Exercisable at December 31, 2019	1,094,772	$4.6	2.3	$3,590

Schedule of Stock Option Activity by Exercise Price
The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2019, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2019	life (years)	price	2019	options

$3.32-4.95	1,067,184	2.2	$4.5	925,726	4.5
$5.05-7.41	831,796	3.8	$6.5	169,046	5.4
$7.73-9.51	1,270,000	5.2	$9.2	-

	3,168,980	3.8	$6.9	1,094,772	4.6